Long-term Investments, Net	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS, NET [Abstract]
Long-term Investments, Net

12. LONG-TERM INVESTMENTS, NET

	As of December 31, (in thousands)
	2014	2015
Equity investments	$3,173	$4,630
Investments in debt securities	1,965	—

Total	$5,138	$4,630

Equity investments

Changyou entered into investment agreements with seven mobile game development companies and one mobile product development company to acquire 10% to 30% of the equity interests in those companies, with aggregate initial consideration of $4.0 million. These investments were accounted under the equity method, because Changyou can exercise significant influence over the companies through rights to appoint one director to the board of each of the investee companies but does not own a majority of the equity interests in or control the companies. During 2015, the Company recognized impairment losses of $1.2 million in the aggregate for equity investments in four mobile game development companies, due to the companies’ disappointing financial results. As of December 31, 2015 and 2014 the carrying amount of these equity method investments was $1.6 million and $2.9 million, respectively, reflecting the Company’s proportionate share of the equity of these companies, and the Company recognized a gain of $1,300 and a loss of $0.2 million, respectively, in other income in the consolidated statements of comprehensive income in 2015 and 2014.

In 2015, Changyou made an initial investment of $3 million in return for a limited partner interest in an incubator fund. Changyou does not have a significant influence over the fund, which has no readily determinable fair value, and accounted for the investment using the cost method.

Investment in debt securities

Investment in debt securities represents the convertible note of a foreign game developer that the Group purchased on July 10, 2014. The cost of the investment was approximately $1.95 million. As a result of the issuer’s disappointing financial results, the Group sold the convertible note back to the issuer for an amount lower than the original principal amount of the note. As a result, the Company recognized a loss of $1.4 million during 2015.